Transamerica Large Core ESG Investment Strategy - Retail Class [Member] - Transamerica Large Core ESG	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of large-cap companies that have an MSCI ESG rating of A or higher. The fund considers large-cap companies to be the top approximately 1,000 companies by market capitalizations in the U.S. market. As of December 31, 2025, the top 1,000 companies by market capitalization in the U.S. market had a market capitalization of at least $1.3 billion. The fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), believes companies should be analyzed in the context of their life cycle. The sub-adviser employs a process that categorizes companies according to where the sub-adviser believes they reside in their respective company life cycles, and then lets the categorization drive how the companies are analyzed for investment attractiveness. Through a quantitative framework, the sub-adviser ranks companies within what are considered fundamentally similar groups of stocks based on six life-cycle stages (three types for growth companies and three for mature companies). After quantitatively categorizing each company in the investment universe into their six main life-cycle categorizations, the sub-adviser’s alpha model then quantitatively assesses the attractiveness of each company based on numerous factors that are considered relevant to each life-cycle category. The model generates a numerical ranking based on this quantitative categorization and factor-based assessment, which indicates the attractiveness of each stock. The sub-adviser then employs an optimization process to construct the fund’s portfolio. The optimization process incorporates the output from the sub-adviser’s alpha model and includes an MSCI ESG ratings constraint and certain exclusionary constraints. Under the ratings constraint, the sub-adviser will normally invest at least 80% of the fund’s net assets in companies with an MSCI ESG rating of A or higher. The sub-adviser generally expects, as measured on a monthly basis, that at least 85% of the companies the fund holds will have an MSCI ESG rating of A or higher. The sub-adviser obtains third party ESG ratings information from MSCI. MSCI ESG ratings are intended to measure how well a company manages its material ESG risks and opportunities relative to industry peers. MSCI assigns each company an ESG rating on a seven-point scale ranging between “AAA” and “CCC,” with “AAA” being the highest followed by “AA” and “A.” To arrive at a final ESG rating, MSCI uses a quantitative model to weigh a company’s environmental and social key issue scores and a governance pillar score relative to its industry peers. Under the exclusionary constraints, the sub-adviser will exclude investments in: companies that derive 10% or more of total annual revenue from thermal coal; companies that are United Nations Global Compact violators; and companies involved in controversial weapons (landmines, cluster munitions, chemical and biological weapons). These exclusions are based on third party classifications by MSCI obtained by the sub-adviser. Final stock selection and portfolio positioning are subject to the discretion of the fund’s portfolio management team. The equity securities in which the fund may invest include, but are not limited to, common stocks, depositary receipts, preferred stocks, and securities convertible into common stocks (such as warrants and rights). The fund may also invest up to 5% of its assets in index exchange-traded funds (“ETFs”). Additionally, the fund may also invest its assets in cash, cash equivalent securities or other short-term debt securities, money market funds and U.S. government securities.